Equity Incentive Plan (Details) - Schedule of fair value of each option grant was estimated on the grant date using the Black-Scholes option pricing model	12 Months Ended
Dec. 31, 2020
Schedule of fair value of each option grant was estimated on the grant date using the Black-Scholes option pricing model [Abstract]
Equity volatility	25.89%
Risk-free interest rate	0.67%
Expected term (in years)	8 years
Expected dividend